Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Shareholders' Equity
20. Shareholders’ Equity
a)
Pursuant to the Company’s bylaws, the capital stock of the Company consists of a minimum fixed portion of Ps. $270,049, (nominal amount), represented by a total of 71,063,212,170 shares (including treasury shares available for placement in accordance with the provisions of the
Ley del Mercado de Valores
), of which (i) 20,601,632,660 are “AA” shares (full voting rights); (ii) 530,585,278 are “A” shares (full voting rights); and (iii) 49,930,994,232 are “L” shares (limited voting rights).
b)
As of December 31, 2019 and 2018, the Company’s capital stock was represented by 66,004,214,830 (20,601,632,660 “AA” shares, 530,563,378 “A” shares and 44,872,018,792 “L” shares), and 66,034,792,526 (20,601,632,660 “AA” shares, 546,112,938 “A” shares and 44,887,046,928 “L” shares), respectively.
c)
As of December 31, 2019 and 2018, the Company’s treasury held for placement in accordance with the provisions of the
Ley del Mercado de Valores
and the
Disposiciones de carácter general aplicables a las emisoras de valores y a otros participantes en el Mercado de valores issued by the
Comisión Nacional Bancaria y de Valores,
a total amount of 5,058,997,340 shares (5,058,975,440 “L” shares and 21,900 “A” shares); and 5,028,419,644 shares (5,028,399,396 “L” shares and 20,248 “A” shares), respectively, all acquired pursuant to the Company’s share repurchase program.
d)
The holders of “AA” and “A” shares are entitled to full voting rights. The holders of “L” shares may only vote in limited circumstances, and they are only entitled to appoint two members of the Board of Directors and their respective alternates. The matters in which “L” shares holders are entitled to vote are the following: extension of the Company´s corporate life, dissolution of the Company, change of Company’s corporate purpose, change of nationality of the Company, transformation of the Company, a merger with another company, any transaction representing 20% or more of the Company’s consolidated assets, as well as the cancellation of the inscription of the shares issued by the Company at the
Registro Nacional de Valores
and any other foreign stock exchanges where they may be registered, except for quotation systems or other markets not organized as stock exchanges. Within their respective series, all shares confer the same rights to their holders.
The Company’s bylaws contain restrictions and limitations related to the subscription and acquisition of “AA” shares by non-Mexican
investors.
e)
Pursuant to the Company’s bylaws, “AA” shares must at all times represent no less than 20% and no more than 51% of the Company’s capital stock, and they shall also represent at all times, no less than 51% of the common shares (entitled to full voting rights, represented by “AA” and “A” shares) representing said capital stock.
“A” shares, which may be freely subscribed, must not represent more than 19.6% of capital stock and must not exceed 49% of the common shares representing such capital. Common shares (entitled to full voting rights, represented by “AA” and “A” shares), must represent no more than 51% of the Company’s capital stock.
Lastly, “L” shares which have limited voting rights and may be freely subscribed
may not exceed, along with “A” shares, 80% of the Company’s capital stock. For purposes of determining these restrictions, the percentages mentioned above refer only to the number of the Company’s shares outstanding.
Dividends
On April 9, 2019, the Company’s shareholders approved, among other resolutions, the payment of a dividend of Ps. $0.35 (thirty-five peso cents) per share to each of the shares series of its capital stock “AA”, “A” and “L”. It was approved, that such dividend would be paid in two installments of Ps. $0.18 (eighteen peso cents) and Ps. $0.17 (seventeen peso cents), on July 15 and November 11, 2019 respectively.

On April 16, 2018, the Company’s shareholders approved, among other resolutions, the payment of a dividend of Ps. $0.32
(thirty-two
pesos cents) per share to each of the shares series of its capital stock “AA”, “A” and “L”. Such dividend was paid in two installments of Ps. $0.16 (sixteen peso cents) each, on July 16 and November 12, 2018 respectively.
Legal Reserve
According to the
Ley General de Sociedades Mercantiles
, companies must allocate from the net profit of each year, at least 5% to increase the legal reserve until it reaches 20% of its capital stock. This reserve may not be distributed to shareholders during the existence of the Company, except as a stock dividend. As of December 31, 2019 and 2018, the legal reserve amounted Ps. 358,440.
Restrictions on Certain Transactions
Pursuant to the Company’s bylaws any transfer of more than 10% of the full voting shares (“A” shares and “AA” shares), effected in one or more transactions by any person or group of persons acting in concert, requires prior approval by our Board of Directors. If the Board of Directors denies such approval, however, the Company bylaws require it to designate an alternate transferee, who must pay market price for the shares as quoted on the
Bolsa Mexicana de Valores, S.A.B. de C.V.
Payment of Dividends
Dividends, either in cash or in kind, paid with respect to the “A” Shares, “L” Shares, “A” Share ADSs or “L” Share ADSs will generally be subject to a 10% Mexican withholding tax (provided that no Mexican withholding tax will apply to distributions of net taxable profits generated before 2015). Nonresident holders could be subject to a lower tax rate, to the extent that they are eligible for benefits under an income tax treaty to which Mexico is a party.
Earnings per Share
The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	2017		2018		2019
Net profit for the period attributable to equity holders of the parent	Ps.	29,325,921	Ps.	52,566,197	Ps.	67,730,891
Weighted average shares (in millions)		65,909		66,055		66,016

Earnings per share attributable to equity holders of the parent	Ps.	0.44	Ps.	0.79	Ps.	1.03